[PIONEER INVESTMENTS(R) LOGO]

[PHOTO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER EUROPE VCT PORTFOLIO--CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST


TABLE OF CONTENTS

Pioneer Europe VCT Portfolio

   Portfolio and Performance Update                                    2


   Portfolio Management Discussion                                     3


   Schedule of Investments                                             5


   Financial Statements                                                7


   Notes to Financial Statements                                      11

PIONEER EUROPE VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

PORTFOLIO DIVERSIFICATION

(As a percentage of total investment portfolio)

[CHART]

International Common Stocks                     94%
Depositary Receipts for International Stocks     4%
International Preferred Stocks                   2%


GEOGRAPHICAL  DISTRIBUTION
(As a percentage of equity holdings)

[CHART]

United Kingdom          23.5%
France                  18.8%
Germany                 11.0%
Netherlands              9.0%
Switzerland              7.7%
Italy                    7.1%
Spain                    6.5%
Finland                  5.6%
Sweden                   4.4%
United States            3.1%
Norway                   2.0%
Portugal                 0.9%
Poland                   0.4%



FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Nestle SA (Registered Shares)          3.99%
   2. BNP Paribas SA                         3.92
   3. ENI S.p.A.                             3.62
   4. Aventis SA                             3.34
   5. Nokia OYJ                              3.19

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                    6/30/02        12/31/01
Net Asset Value per Share            $7.87           $8.29

DISTRIBUTIONS PER SHARE                                 SHORT-TERM      LONG-TERM
(12/31/01 - 6/30/02)                    DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                            -               -                -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER EUROPE VCT PORTFOLIO at net asset value, compared to the growth of the Morgan Stanley Capital International (MSCI)Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                  PIONEER EUROPE VCT
                      PORTFOLIO*          MSCI EUROPE INDEX
1/01                   $10,000                 $10,000
6/01                    $7,712                  $8,006
6/02                    $7,321                  $7,637


Index comparison begins 1/31/01. The MSCIEurope Index is a capitalization-weighted index of the 15 European country indexes included in the MSCIEAFE (Europe, Australasia, Far East)Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

      Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

{SIDENOTE]

AVERAGE ANNUAL
TOTAL RETURNS
(As of June 30, 2002)

NET ASSET VALUE*

Life-of-Class         -19.28%
(1/2/01)
1 Year                 -9.44%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses, or sales charges.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

European stocks fell sharply in the second quarter of 2002, after posting gains in the early months of the year. The announcement of several accounting irregularities in the United States and geopolitical tensions contributed to a significant drop in investor confidence. The stock market's retreat was widespread, but as Stan Pearson, a member of the Portfolio's management team, mentions in the following discussion, Pioneer Europe VCT Portfolio's defensive positioning helped to soften the impact of the reversal.

Q:   WHY DID EUROPEAN STOCKS RETREAT AFTER RALLYING IN THE FIRST QUARTER OF
     2002?

A: European stocks reacted negatively to a series of announcements of accounting improprieties by several high-profile U.S. companies. The scandals are calling into question the financial health of corporate America and raising uncertainty about the timing of a U.S.-led global economic recovery. Given the heightened awareness of corporate financial reporting, companies lacking clear, transparent accounting practices are likely to encounter a chilly reception from investors.

Q:   HOW DID THE PORTFOLIO PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2002?

A: Given evidence that the European economy is in the early stages of an economic recovery, the Portfolio benefited from its positioning in both defensive and cyclical stocks. Food, beverage and tobacco stocks, which tend to perform well in a slower-growth environment, and bank stocks, which are profiting from the lower interest rate environment, were rewarding for the Portfolio. Utilities stocks, like consumer staple stocks proved to be the most resilient to the market's downturn, thanks to their steady cash generation and high-quality balance sheets.

     For the six months ended June 30, the Portfolio's total return at net asset value was -5.07% for Class II shares, slightly lagging its benchmark index. The MSCI Europe Index returned -4.61% for the same period.

Q: COULD YOU DESCRIBE SOME OF THE COMPANIES THAT CONTRIBUTED TO THE FUND'S PERFORMANCE?

A: The banking sector did relatively well. Our decision to invest heavily in BNP Paribas (France) proved worthwhile, as its performance ranked among the best of the larger-capitalized European banks. Other bank holdings that performed well were UBS (Switzerland) and Deutsche Bank (Germany). The Portfolio also benefited from its emphasis on media stocks. Publicis (France) and Elsevier (France) generated strong earnings during the period and have delivered on their growth targets. In contrast, an underweight position in Vivendi Universal (France) moderated the impact of that company's share price decline.

     Among the Portfolio's consumer staple holdings, we believe British American Tobacco (United Kingdom) should continue to rally from current price levels, as we expect the threat of further litigation will likely dissipate. Food and beverage distributor Nestle (Switzerland) is expanding market share and increasing its profit margins through cost-cutting and improved efficiency. In the energy sector, high oil prices are benefiting our overweight position in petroleum producers, especially ENI (Italy).

Q:   DID YOU ADD ANY NEW HOLDINGS?

A: Yes. We purchased Gehe (Germany), a pharmaceutical company, which holds a dominant position in the wholesale distribution of drugs. Gehe has cultivated a strong brand identity and is unlocking interesting synergies between its wholesaling and retailing operations. Additionally, we added flavor and fragrance manufacturer, Givaudan (Switzerland) at very attractive prices. This conservatively financed company produces flavorings for foods, detergents and perfumes and operates in a sector that should achieve stable growth. We also purchased Wolesley (United Kingdom), which sells building materials, and Smiths Industries (United Kingdom), a manufacturer of defense and medical devices.

[SIDENOTE]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

     We did execute some notable sales. We sold Banco Popular (Spain), which had reached our target sale price. We also reduced the position in Siemens (Germany) and purchased Unilever (United Kingdom) with the proceeds in order to reduce the Portfolio's exposure to growth stocks.

Q:   WHAT IS YOUR OUTLOOK?

A: We expect European markets to be choppy for the foreseeable future, especially as long as the accounting scandals continue to dominate investor concerns. We remain cautious about the strength and timing of a recovery; however, stock price valuations are looking less inflated in many sectors. We believe our focus on companies with clear accounting policies, financial strength, strong management, achievable objectives and reasonable valuations will prove to be successful in this challenging market.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)


SHARES                                                        VALUE
------                                                        -----
           PREFERRED STOCKS - 1.7%
           AUTOMOBILES & COMPONENTS - 1.7%
           AUTOMOBILE MANUFACTURERS - 1.7%
    455    Porsche AG*                                    $   216,453
                                                          -----------
           TOTAL AUTOMOBILES & COMPONENTS                 $   216,453
                                                          -----------
           TOTAL PRERERRED STOCKS
           (Cost $152,298)                                $   216,453
                                                          -----------
           COMMON STOCKS - 98.3%
           ENERGY - 12.0%
           INTEGRATED OIL & GAS - 9.9%
 31,310    BG Group Plc                                   $   135,696
 42,171    BP Amoco Plc                                       353,640
 28,670    ENI S.p.A.                                         454,208
 39,228    Shell Transport & Trading Co.                      297,320
                                                          -----------
                                                          $ 1,240,864
                                                          -----------
           OIL & GAS REFINING MARKETING &
           TRANSPORTATION - 2.1%
  1,675    Total Fina Elf SA                              $   271,474
                                                          -----------
           TOTAL ENERGY                                   $ 1,512,338
                                                          -----------
           MATERIALS - 9.5%
           CONSTRUCTION MATERIALS - 2.2%
  5,682    CRH Plc                                        $    93,827
  1,814    Lafarge BR                                         180,622
                                                          -----------
                                                          $   274,449
                                                          -----------
           DIVERSIFIED CHEMICALS - 4.0%
  1,994    Akzo Nobel                                     $    86,671
  6,001    Aventis SA                                         420,397
                                                          -----------
                                                          $   507,068
                                                          -----------
           DIVERSIFIED METALS & MINING - 1.7%
 11,998    Rio Tinto Plc                                  $   218,972
                                                          -----------
           SPECIALTY CHEMICALS - 1.6%
    750    L'Air Liquide SA                               $   115,255
    200    Givaudan*                                           80,461
                                                          -----------
                                                          $   195,716
                                                          -----------
           TOTAL MATERIALS                                $ 1,196,205
                                                          -----------
           CAPITAL GOODS - 4.9%
           AEROSPACE & DEFENSE - 0.6%
  5,425    Smiths Industries*                             $    70,349
                                                          -----------
           CONSTUCTION & ENGINEERING - 3.4%
 16,770    Autostrade S.p.A.                              $   138,875
  6,508    Compagnie de Saint-Gobain                          291,603
                                                          -----------
                                                          $   430,478
                                                          -----------
           ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
  4,847    Thomson Multimedia*                            $   114,443
                                                          -----------
           TOTAL CAPITAL GOODS                            $   615,270
                                                          -----------
           COMMERCIAL SERVICES & SUPPLIES - 0.6%
           DIVERSIFIED COMMERCIAL SERVICES - 0.6%
 29,917    Hays Plc                                       $    70,474
                                                          -----------
           TOTAL COMMERCIAL SERVICES & SUPPLIES           $    70,474
                                                          -----------
           AUTOMOBILES & COMPONENTS - 2.1%
           AUTOMOBILE MANUFACTURERS - 2.1%
  3,107    Bayerische Motoren                             $   127,208
  2,690    Peugeot Citroen                                    139,359
                                                          -----------
                                                          $   266,567
                                                          -----------
           TOTAL AUTOMOBILES & COMPONENTS                 $   266,567
                                                          -----------
           HOTELS, RESTAURANTS & LEISURE - 0.5%
           HOTELS, RESORTS & CRUISE LINES - 0.5%
 12,153    J.D. Wetherspoon Plc                           $    57,442
                                                          -----------
           TOTAL HOTELS, RESTAURANTS & LEISURE            $    57,442
                                                          -----------
           MEDIA - 3.1%
           ADVERTISING - 0.4%
  1,973    Publicis SA                                    $    54,365
                                                          -----------
           MOVIES & ENTERTAINMENT - 0.4%
  5,258    Pearson Plc                                    $    52,310
                                                          -----------
           PUBLISHING - 2.3%
 14,116    Elsevier NV                                    $   192,044
  1,652    Vivendi Universal                                   35,634
  2,210    VNU NV                                              61,309
                                                          -----------
                                                          $   288,987
                                                          -----------
           TOTAL MEDIA                                    $   395,662
                                                          -----------
           RETAILING - 0.8%
           HOME IMPROVEMENT RETAIL - 0.8%
  9,533    Wolsely                                        $    96,512
                                                          -----------
           TOTAL RETAILING                                $    96,512
                                                          -----------
           FOOD & DRUG RETAILING - 7.1%
           FOOD RETAIL - 7.1%
    845    Groupe Danone                                  $   115,960
  2,284    Koninklijke Ahold NV                                47,961
  2,152    Nestle SA (Registered Shares)                      500,700
 40,619    Tesco Plc                                          148,017
  1,194    Unilever NV                                         78,042
                                                          -----------
                                                          $   890,680
                                                          -----------
           TOTAL FOOD & DRUG RETAILING                    $   890,680
                                                          -----------
           FOOD, BEVERAGE & TOBACCO - 2.4%
           TOBACCO - 2.4%
 28,056    British American Tobacco                       $   299,011
                                                          -----------
           TOTAL FOOD, BEVERAGE & TOBACCO                 $   299,011
                                                          -----------
           HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
           PERSONAL PRODUCTS - 0.9%
  1,384    L'Oreal SA                                     $   107,789
                                                          -----------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS            $   107,789
                                                          -----------


   The accompanying notes are an integral part of these financial statements.

SHARES                                                          VALUE
------                                                          -----
           HEALTH CARE EQUIPMENT & SERVICES - 1.4%
           HEALTH CARE DISTRIBUTORS & SERVICES - 0.5%
  1,222    Fresenius Medical                               $     54,814
                                                           ------------
           HEALTH CARE EQUIPMENT - 0.9%
  2,758    Gehe AG                                              116,916
                                                           ------------
           TOTAL HEALTH CARE EQUIPMENT & SERVICES          $    171,730
                                                           ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 6.8%
           PHARMACEUTICALS - 6.8%
  2,165    Altana AG                                       $    112,588
  4,362    AstraZeneca Plc                                      179,570
  11,42    8GlaxoSmithKline Plc                                 247,122
  3,942    Novartis                                             172,994
  2,224    Schering AG                                          139,291
                                                           ------------
                                                           $    851,565
                                                           ------------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY           $    851,565
                                                           ------------
           BANKS - 12.3%
  7,662    Allied Irish Banks                              $    100,085
  27,20    5Barclays Plc                                        228,967
  14,91    0Banco Bilbao Vizcaya Argentaria, SA                 168,304
  8,916    BNP Paribas SA*                                      492,231
  6,052    Danske Bank                                          111,260
  17,49    9HSBC Holding Plc                                    201,039
  6,266    Royal Bank of Scotland Group                         177,700
  6,445    Standard Chartered Plc                                68,740
                                                           ------------
                                                           $  1,548,326
                                                           ------------
           TOTAL BANKS                                     $  1,548,326
                                                           ------------
           DIVERSIFIED FINANCIALS - 9.5%
           DIVERSIFIED FINANCIAL SERVICES - 9.5%
  3,432    Deutsche Boerse AG                              $    145,488
  3,467    Deutsche Bank AG                                     239,427
  5,425    ING Groep NV                                         139,054
  1,643    Swiss Re                                             160,290
  2,456    Societe Generale                                     161,497
  6,820    UBS AG*                                              342,280
                                                           ------------
                                                           $  1,188,036
                                                           ------------
           TOTAL DIVERSIFIED FINANCIALS                    $  1,188,036
                                                           ------------
           INSURANCE - 5.4%
           LIFE & HEALTH INSURANCE - 2.2%
  1,058    Allianz AG                                      $    211,725
  2,739    Assicurazioni Generali                                64,266
                                                           ------------
                                                           $    275,991
                                                           ------------
           MULTI-LINE INSURANCE - 3.2%
  5,315    AXA                                             $     97,041
  1,320    Muenchener Rueckversicherungs
           Gesellschaft AG                                      310,899
                                                           ------------
                                                           $    407,940
                                                           ------------
           TOTAL INSURANCE                                 $    683,931
                                                           ------------
           SOFTWARE & SERVICES - 1.9%
           APPLICATION SOFTWARE - 1.9%
  1,267    Cap Gemini SA*                                  $     50,275
 13,776    Indra Sistemas SA                                    116,797
    668    SAP AG                                                65,855
                                                           ------------
                                                           $    232,927
                                                           ------------
           TOTAL SOFTWARE & SERVICES                       $    232,927
                                                           ------------
           TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
  2,611    Siemens                                         $    154,469
                                                           ------------
           SEMICONDUCTORS - 1.5%
  3,336    Infineon*                                       $     52,785
  4,669    Philips Electronics NV                               130,125
                                                           ------------
                                                           $    182,910
                                                           ------------
           TELECOMMUNICATIONS EQUIPMENT - 3.2%
 27,412    Nokia OYJ                                       $    400,497
                                                           ------------
           TOTAL TECHNOLOGY HARDWARE &
           EQUIPMENT                                       $    737,876
                                                           ------------
           TELECOMMUNICATION SERVICES - 7.8%
           INTEGRATED TELECOMMUNICATION SERVICES - 5.0%
 12,595    British Sky Broadcasting Plc*                   $    120,599
 5,942D    eutsche Telekom AG                                    55,943
 9,696T    elefonica SA*                                         81,250
 28,180    Telecom Italia Mobile S.p.A.                         114,737
 32,858    Telecom Italia S.p.A.                                258,497
                                                           ------------
                                                           $    631,026
                                                           ------------
           WIRELESS TELECOMMUNICATION SERVICES - 2.8%
257,226    Vodafone Group Plc                              $    352,974
                                                           ------------
           TOTAL TELECOMMUNICATION SERVICES                $    984,000
                                                           ------------
           UTILITIES - 3.4%
           ELECTRIC UTILITIES - 2.5%
  5,385    E.On AG                                         $    314,600
                                                           ------------
           WATER UTILITIES - .9%
  3,878    Vivendi Environment                             $    119,476
                                                           ------------
           TOTAL UTILITIES                                 $    434,076
                                                           ------------
           TOTAL COMMON STOCKS
           (Cost $13,028,610)                              $ 12,340,417
                                                           ------------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $13,180,908) (a)                          $ 12,556,870
                                                           ============

*    Non-income producing security.

(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows:

      United Kingdom           23.5%
      France                   18.8
      Germany                  11.0
      Netherlands               9.0
      Switzerland               7.7
      Italy                     7.1
      Spain                     6.5
      Finland                   5.6
      Sweden                    4.4
      United States             3.1
      Norway                    2.0
      Portugal                  0.9
      Poland                    0.4
                               ----
                                100%
                               ----

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/02

                                                                                                 SIX MONTHS
                                                                                                   ENDED             1/2/01
                                                                                                 6/30/2002             TO
CLASS II                                                                                        (UNAUDITED)         12/31/01
--------                                                                                        -----------         --------
Net asset value, beginning of period                                                               $ 8.29            $ 11.07
                                                                                                   ------            -------
Increase (decrease) from investment operations:
   Net investment income                                                                           $ 0.04            $  0.08
   Net realized and unrealized gain (loss) on investments and foreign currency transactions         (0.46)             (2.71)
                                                                                                   ------            -------
   Net increase (decrease) from investment operations                                              $(0.42)           $ (2.63)
Distributions to shareowners:
   Net investment income                                                                            --                 (0.15)
   Net realized gain                                                                                --                    --
                                                                                                   ------            -------
Net increase (decrease) in net asset value                                                         $(0.42)           $ (2.78)
                                                                                                   ------            -------
Net asset value, end of period                                                                     $ 7.87            $  8.29
                                                                                                   ------            -------
Total return*                                                                                       (5.07)%           (23.44)%
Ratio of net expenses to average net assets+                                                         1.97%**            3.22%**
Ratio of net investment income to average net assets+                                                1.40%**           (2.56)%**
Portfolio turnover rate                                                                                58%**              73%
Net assets, end of period (in thousands)                                                           $1,367            $   398
Ratios assuming no waiver of management fees and assumption of expenses by
   PIM and no reduction for fees paid indirectly:
   Net expenses                                                                                      2.49%**            4.57%**
   Net investment income (loss)                                                                      0.88%**           (3.90)%**
Ratios assuming waiver of management fees and assumption of expenses by
   PIM and reduction for fees paid indirectly:
   Net expenses                                                                                      1.97%**            3.22%**
   Net investment income (loss)                                                                      1.40%**           (2.56)%**


(a)  Class II shares were first publicly offered January 2, 2001.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02 (UNAUDITED)

ASSETS:
  Investment in securities, at value (cost $13,180,908)                                                   $ 12,556,870
  Temporary cash investments (at amortized cost)                                                                     -
  Cash                                                                                                         439,712
  Foreign currencies, at value                                                                                  58,935
  Receivables -
   Investment securities sold                                                                                        -
   Fund shares sold                                                                                              2,224
   Collateral for securities loaned, at fair value                                                                   -
   Variation margin                                                                                                  -
   Dividends, interest and foreign taxes withheld                                                               59,180
   Forward foreign currency settlement contracts, net                                                                -
   Forward foreign currency portfolio hedge contracts, net                                                           -
   Due from Pioneer Investment Management, Inc.                                                                      -
  Other                                                                                                        153,833
                                                                                                          ------------
      Total assets                                                                                        $ 13,270,754
                                                                                                          ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                                                        $      2,388
   Fund shares repurchased                                                                                      40,616
   Dividends                                                                                                         -
   Upon return of securities loaned                                                                                  -
   Variation Margin                                                                                                  -
   Forward foreign currency settlement contracts, net                                                                -
   Forward foreign currency portfolio hedge contracts, net                                                           -
  Due to bank                                                                                                        -
  Due to affiliates                                                                                              9,493
  Accrued expenses                                                                                              26,765
  Other                                                                                                              -
                                                                                                          ------------
      Total liabilities                                                                                       $ 79,262
                                                                                                          ------------
NET ASSETS:
  Paid-in capital                                                                                         $ 20,544,729
  Accumulated net investment income (loss)                                                                      75,981
  Accumulated undistributed net realized gain (loss)                                                        (6,811,378)
  Net unrealized gain (loss) on:
   Investments                                                                                                (624,038)
   Futures contracts                                                                                                 -
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies         6,198
                                                                                                          ------------
      Total net assets                                                                                    $ 13,191,492
                                                                                                          ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                                                             $ 11,824,296
   Shares outstanding                                                                                        1,474,964
                                                                                                          ------------
   Net asset value per share                                                                                    $ 8.02
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                                                             $  1,367,196
   Shares outstanding                                                                                          173,708
                                                                                                          ------------
   Net asset value per share                                                                                    $ 7.87


   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                                 SIX MONTHS ENDED
                                                                                                      6/30/02
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $24,253)                                              $  183,593
  Interest                                                                                               3,506
  Income on securities loaned, net                                                                           -
  Other                                                                                                      -
                                                                                                    ----------
      Total investment income                                                                       $  187,099
                                                                                                    ----------
EXPENSES:
  Management fees                                                                                   $   65,521
  Transfer agent fees                                                                                    2,534
  Distribution fees (Class II)                                                                           1,282
  Administrative fees                                                                                   18,596
  Custodian fees                                                                                        22,854
  Professional fees                                                                                     12,814
  Printing                                                                                               4,937
  Fees and expenses of nonaffiliated trustees                                                            2,741
  Miscellaneous                                                                                          2,894
                                                                                                    ----------
     Total expenses                                                                                 $  134,173
     Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.           (33,413)
     Less fees paid indirectly                                                                               -
                                                                                                    ----------
     Net expenses                                                                                   $  100,760
                                                                                                    ----------
      Net investment income (loss)                                                                  $   86,339
                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                                      $ (851,975)
   Futures contracts                                                                                   (56,764)
   Forward foreign currency contracts and other assets and liabilities denominated in foreign
   currencies                                                                                            7,022
                                                                                                    ----------
                                                                                                    $ (901,717)
                                                                                                    ----------
  Change in net unrealized gain or loss from:
   Investments                                                                                      $  270,869
   Futures contracts                                                                                         -
   Forward foreign currency contracts and other assets and liabilities denominated in foreign
   currencies                                                                                            5,972
                                                                                                    ----------
                                                                                                    $  276,841
                                                                                                    ----------
  Net gain (loss) on investments, futures contracts and foreign currency transactions               $(624,876)
                                                                                                    ==========
  Net increase (decrease) in net assets resulting from operations                                   $(538,537)
                                                                                                    ==========


   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                         ENDED                  YEAR
                                                                                        6/30/02                 ENDED
                                                                                      (UNAUDITED)             12/31/01
FROM OPERATIONS:
Net investment income (loss)                                                          $     86,339          $     34,589
Net realized gain (loss) on investments, futures and foreign currency transactions        (901,717)           (2,973,541)
Change in net unrealized gain or loss on investments, futures and foreign
   currency transactions                                                                   276,841            (1,033,979)
                                                                                      ------------          ------------
     Net increase (decrease) in net assets resulting from operations                  $   (538,537)         $ (3,972,931)
                                                                                      ------------          ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                            $          -          $   (236,230)
   Class II                                                                                      -                  (832)
Net realized gain
   Class I                                                                                       -                     -
   Class II                                                                                      -                     -
Tax return of capital
   Class I                                                                                       -                     -
   Class II                                                                                      -                     -
                                                                                      ------------          ------------
     Total distributions to shareowners                                               $          -          $   (237,062)
                                                                                      ------------          ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                      $ 16,436,939          $ 38,742,267
Reinvestment of distributions                                                                    -               237,062
Cost of shares repurchased                                                             (15,522,044)          (40,428,006)
                                                                                      ------------          ------------
     Net increase (decrease) in net assets resulting from fund share transactions     $    914,895          $ (1,448,677)
                                                                                      ------------          ------------
     Net increase (decrease) in net assets                                            $    376,358          $ (5,658,670)

NET ASSETS:
Beginning of period                                                                     12,815,134            18,473,804
                                                                                      ------------          ------------
End of period                                                                         $ 13,191,492          $ 12,815,134
                                                                                      ============          ============
Accumulated net investment income (loss), end of period                               $     75,981          $    (10,358)
                                                                                      ============          ============


   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging
     Markets Portfolio)
   Pioneer Global Financials VCT Portfolio (Global Financials
     Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International
     Value Portfolio) (formerly International Growth Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value
     Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company
     Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value
     Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares
     Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income
     Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income
     Portfolio)
   Pioneer America Income VCT Portfolio (America Income
     Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market
     Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate
     Shares Portfolio) (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio (Global Health
     Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio (Global Telecoms
     Portfolio)
   Pioneer Science & Technology VCT Portfolio (Science &
     Technology Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Europe Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by or under the direction of the Board of Trustees.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   FUTURES CONTRACTS

     The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2002, there were no open contracts.

D.   TAXES

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2001, the Portfolio had a capital loss carryforward of $5,203,132 that expires between 2008 and 2009.

E.   PORTFOLIO SHARES

     The Portfolio records sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareowners are recorded on the ex-dividend date.

2.   MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit the Class I expenses to 1.50% of average daily net assets attributable to Class I shares; the portion of the Portfolio-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2002, $7,848 was payable to PIM related to management fees, administrative fees and certain other services.

3.   TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,342 in transfer agent fees payable to PIMSS at June 30, 2002.

4.   DISTRIBUTION PLANS

The Portfolio has adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $303 in distribution fees payable to PFD at June 30, 2002.

5.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                              NET
                                          GROSS           GROSS           APPRECIATION/
PORTFOLIO             TAX COST        APPRECIATION     DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------
Europe Portfolio     $13,562,795        $906,830       $(1,912,755)       $(1,005,925)

6.   PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $4,541,215 and $3,657,209, respectively.

7.   CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                     '02 SHARES            '02 AMOUNT
                                     (UNAUDITED)           (UNAUDITED)        '01 SHARES             '01 AMOUNT
                                     ---------------------------------------------------------------------------
EUROPE PORTFOLIO
CLASS I:
Shares sold                             769,990            $ 6,215,440          4,104,238           $ 38,303,244
Reinvestment of distributions                 -                      -             27,278                236,230
Shares repurchased                     (769,890)            (6,283,215)        (4,324,955)           (40,384,270)
                                     ---------------------------------------------------------------------------
  Net increase (decrease)                   130            $   (67,775)          (193,439)          $ (1,844,796)
                                     ===========================================================================
CLASS II:
Shares sold                           1,275,883            $10,221,499             52,860           $    439,023
Reinvestment of distributions                 -                      -                 96                    832
Shares repurchased                   (1,150,213)            (9,238,829)            (4,918)               (43,736)
                                     ---------------------------------------------------------------------------
  Net increase (decrease)               125,670            $   982,670             48,038           $    396,119
                                     ===========================================================================

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST


OFFICERS

JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY


TRUSTEES

JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DANIEL T. GERACI
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
JOHN WINTHROP


INVESTMENT ADVISER

PIONEER INVESTMENT MANAGEMENT, INC.


CUSTODIAN

BROWN BROTHERS HARRIMAN & CO.


LEGAL COUNSEL

HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   12063-00-0802